Equity Offerings - Series Seed Stock Repurchase Agreement (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 12, 2024	Dec. 31, 2024
Equity Offerings
Hardware invoice due	$ 38
Apogee Telecom Promissory Note
Equity Offerings
Debt due	619
Apogee Telecom Installment Payment Agreement
Equity Offerings
Debt due	$ 330
Series Seed Convertible Preferred Stock
Equity Offerings
Repurchase and retirement of Stock, at cost (in shares)	250,000	(250,000)
Preferred stock, par value (in dollars per share)	$ 0.0001
Redemption price (in dollars per share)	$ 4
Redemption amount	$ 1,000	$ 1,000